Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2017
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	Mar. 01, 2017
Class A, C, I, Y Prospectus | Dreyfus Global Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DGEAX
Class A, C, I, Y Prospectus | Dreyfus Global Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DGECX
Class A, C, I, Y Prospectus | Dreyfus Global Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	DGIEX
Class A, C, I, Y Prospectus | Dreyfus Global Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	DGEYX